Financial Instruments - Summary of Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade accounts receivable:
Trade accounts receivable	$ 318.0	$ 297.0
Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	3,647.7	4,198.5	$ 3,759.9
Trade accounts payable
Trade accounts payable	892.1	824.7	952.1
Total	4,539.8	5,023.2	4,712.0
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	3,207.9	3,888.1	3,190.2
Trade accounts receivable:
Trade accounts receivable	318.0	297.0	336.8
Total	3,525.9	4,185.1	3,527.0
Brazil, Brazil Real [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	286.5	629.0	832.9
Trade accounts payable
Trade accounts payable	77.1	87.6	91.9
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	406.5	750.2	1,180.0
Trade accounts receivable:
Trade accounts receivable	10.7	30.8	143.4
Net exposure (1-2):
Net exposure	(53.6)	(64.4)	(398.6)
United States of America, Dollars [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	3,341.6	3,555.5	2,910.7
Trade accounts payable
Trade accounts payable	715.6	621.0	783.2
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	2,746.9	2,979.2	1,838.3
Trade accounts receivable:
Trade accounts receivable	274.2	154.1	187.7
Net exposure (1-2):
Net exposure	1,036.1	1,043.2	1,667.9
Euro Member Countries, Euro [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	19.6	14.0	16.3
Trade accounts payable
Trade accounts payable	27.2	115.0	75.3
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	47.7	97.5	127.1
Trade accounts receivable:
Trade accounts receivable	33.1	106.1	5.6
Net exposure (1-2):
Net exposure	(34.0)	(74.6)	(41.1)
Other currencies [member] | Without the effect of derivative transactions [member]
Trade accounts payable
Trade accounts payable	72.2	1.1	1.7
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	6.8	61.2	44.8
Trade accounts receivable:
Trade accounts receivable		6.0	0.1
Net exposure (1-2):
Net exposure	$ 65.4	$ (66.1)	$ (43.2)